Non-current Provisions - Detailed Information About Changes to Reclamation and Closure Cost Obligations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Detailed Information About Changes to Reclamation and Closure Cost Obligations [abstract]
Reclamation and closure cost obligations - beginning of year	$ 599	$ 622
Reclamation expenditures	(27)	(24)
Accretion expense, included in finance costs	22	24
Revisions in estimates and obligations	66	(4)
Reclamation and closure cost obligations related to divested mining properties		(19)
Reclamation and closure cost obligations - end of year	$ 660	$ 599